AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 13, 2013.

No. 811-22704

No. 333-180879

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 9	☒

(Check appropriate box or boxes)

CAMBRIA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (310) 683-5500

Name and Address of Agent for Service:	With a copy to:
Corporation Service Company	Stacy L. Fuller
2711 Centreville Road	K&L Gates LLP
Suite 400	1601 K Street NW
Wilmington, DE 19808	Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on January 10, 2014 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

The sole purpose of this filing is to delay, until January 10, 2014, the effectiveness of the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement. Post-Effective Amendment No. 3 to the Registrant’s Registration Statement related to the Cambria Sovereign High Yield Bond ETF, Cambria Global Value ETF, Cambria Global Momentum ETF and Cambria Value and Momentum ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 3, filed on September 30, 2013, are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 7 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of El Segundo and State of California, on the 13th day of December 2013.

CAMBRIA ETF TRUST

By:	/s/ Eric W. Richardson
Eric W. Richardson
President

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Peter Rodriguez	Principal Financial Officer	December 13, 2013
Peter Rodriguez

/s/ Eric W. Richardson	President and Trustee	December 13, 2013
Eric W. Richardson

/s/ Eric Leake	Trustee	December 13, 2013
Eric Leake*

/s/ Dennis G. Schmal	Trustee	December 13, 2013
Dennis G. Schmal*

* Signatures affixed by Kurt J. Decko on December 13, 2013 pursuant to a power of attorney filed on May 2, 2013.